Income Taxes (Details 1) (USD $)	Dec. 31, 2012	Dec. 31, 2011
Summary of deferred tax assets and valuation allowance
Operating loss carry-forward	$ 2,700,000	$ 2,100,000
Deferred tax asset before Valuation allowance	2,700,000	2,100,000
Valuation allowance	(2,700,000)	(2,100,000)
Net deferred tax asset